SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 49,653	$ 33,061	$ 59,214
Restricted cash	15,781	7,306	8,465
Total cash, cash equivalents and restricted cash	$ 65,434	$ 40,367	$ 67,679